Income Taxes - Schedule of Income Tax Expense (Benefit) (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 22,781		¥ 14,402	¥ 905,078
Deferred income tax benefit	(1,562,358)		(10,283,238)	(8,054,197)
Total income tax benefit	¥ (1,539,577)	$ (241,593)	¥ (10,268,836)	¥ (7,149,119)